REVENUES - Minimum Future Annual Revenues (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leases
2022	$ 11,969
2023	4,125
2024	459
2025	459
2026	421
Thereafter	0
Total	$ 17,433